Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Nov 20, 2012
Document Effective Date	Nov 20, 2012
Prospectus Date	Apr 30, 2012

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LAZARD MID CAP PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved a change of subadviser for the Lazard Mid Cap Portfolio (the "Portfolio") from Lazard Asset Management LLC ("Lazard") to Neuberger Berman Management LLC ("Neuberger Berman") to be effective November 26, 2012, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and Neuberger Berman. Effective November 26, 2012, the name of the Portfolio will change to MLA Mid Cap Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to Lazard will change to Neuberger Berman. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Lazard and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective November 26, 2012:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

High total return, consisting principally of capital appreciation.

In the Portfolio Summary, the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Neuberger Berman Management LLC ("Neuberger Berman"), subadviser to Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in equity securities, including convertible securities, of mid-cap companies. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if Neuberger Berman continues to believe that those shares are an attractive investment. The Portfolio seeks to reduce risk by diversifying among many companies and industries. Although the Portfolio mainly invests in common stocks of mid-cap companies, it may invest in companies of any capitalization.

Stock Selection

Neuberger Berman generally looks for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:

•	Above-average returns.

•	An established market niche.

•	Circumstances that would make it difficult for new competitors to enter the market.

•	The ability to finance their own growth.

•	Sound future business prospects.

This approach is designed to let the Portfolio benefit from potential increases in stock prices, while limiting the risks typically associated with small-capitalization stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends.

Neuberger Berman generally follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The section entitled "Primary Risks" is deleted in its entirety and replaced with the following:

Market Risk. The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio's average annual compounded total returns for each class with index returns. For more information about indexes, please see "Index Description" in the Prospectus. It is not possible to invest directly in an index. Effective November 26, 2012, Neuberger Berman became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadvisers.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	mist4_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LAZARD MID CAP PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved a change of subadviser for the Lazard Mid Cap Portfolio (the "Portfolio") from Lazard Asset Management LLC ("Lazard") to Neuberger Berman Management LLC ("Neuberger Berman") to be effective November 26, 2012, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and Neuberger Berman. Effective November 26, 2012, the name of the Portfolio will change to MLA Mid Cap Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to Lazard will change to Neuberger Berman. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Lazard and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective November 26, 2012:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

High total return, consisting principally of capital appreciation.

In the Portfolio Summary, the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Neuberger Berman Management LLC ("Neuberger Berman"), subadviser to Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in equity securities, including convertible securities, of mid-cap companies. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if Neuberger Berman continues to believe that those shares are an attractive investment. The Portfolio seeks to reduce risk by diversifying among many companies and industries. Although the Portfolio mainly invests in common stocks of mid-cap companies, it may invest in companies of any capitalization.

Stock Selection

Neuberger Berman generally looks for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:

•	Above-average returns.

•	An established market niche.

•	Circumstances that would make it difficult for new competitors to enter the market.

•	The ability to finance their own growth.

•	Sound future business prospects.

This approach is designed to let the Portfolio benefit from potential increases in stock prices, while limiting the risks typically associated with small-capitalization stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends.

Neuberger Berman generally follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The section entitled "Primary Risks" is deleted in its entirety and replaced with the following:

Market Risk. The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio's average annual compounded total returns for each class with index returns. For more information about indexes, please see "Index Description" in the Prospectus. It is not possible to invest directly in an index. Effective November 26, 2012, Neuberger Berman became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadvisers.

Lazard Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist4_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LAZARD MID CAP PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved a change of subadviser for the Lazard Mid Cap Portfolio (the "Portfolio") from Lazard Asset Management LLC ("Lazard") to Neuberger Berman Management LLC ("Neuberger Berman") to be effective November 26, 2012, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and Neuberger Berman. Effective November 26, 2012, the name of the Portfolio will change to MLA Mid Cap Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to Lazard will change to Neuberger Berman. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Lazard and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective November 26, 2012:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

High total return, consisting principally of capital appreciation.

In the Portfolio Summary, the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Neuberger Berman Management LLC ("Neuberger Berman"), subadviser to Portfolio, invests, under normal circumstances, at least 80% of the Portfolio's net assets in equity securities, including convertible securities, of mid-cap companies. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Portfolio may continue to hold or buy additional shares of a company that no longer is of comparable size if Neuberger Berman continues to believe that those shares are an attractive investment. The Portfolio seeks to reduce risk by diversifying among many companies and industries. Although the Portfolio mainly invests in common stocks of mid-cap companies, it may invest in companies of any capitalization.

Stock Selection

Neuberger Berman generally looks for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:

•	Above-average returns.

•	An established market niche.

•	Circumstances that would make it difficult for new competitors to enter the market.

•	The ability to finance their own growth.

•	Sound future business prospects.

This approach is designed to let the Portfolio benefit from potential increases in stock prices, while limiting the risks typically associated with small-capitalization stocks. At times, Neuberger Berman may emphasize certain sectors that it believes will benefit from market or economic trends.

Neuberger Berman generally follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The section entitled "Primary Risks" is deleted in its entirety and replaced with the following:

Market Risk. The Portfolio's share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio's average annual compounded total returns for each class with index returns. For more information about indexes, please see "Index Description" in the Prospectus. It is not possible to invest directly in an index. Effective November 26, 2012, Neuberger Berman became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadvisers.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 20, 2012